SCHEDULE OF ACCRUED EXPENSES (Details) (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Healthcare Services Segment [Member]
Bed Taxes	$ 1.3
Accrued property tax		$ 0.3
Healthcare Services Segment [Member] | Wellington Transition [Member]
Bed Taxes	0.7	$ 0.7
Real Estate Service Segment [Member]
Accrued property tax	$ 0.3